Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Unearned ESOP Shares [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2009	$ 27,998	$ 12,581,519	$ 5,349,941	$ (478,857)	$ (446,534)	$ (1,801,114)	$ 15,232,953
Comprehensive Income (Loss):
Net income (loss)			441,229				441,229
Benefit Plans, net of deferred income taxes						(27,346)	(27,346)
Comprehensive income (loss)							413,883
Amortization of MRP		40,584					40,584
Stock option expense		41,412					41,412
ESOP shares committed to be released		(10,189)		34,874			24,685
Balance at Dec. 31, 2010	27,998	12,653,326	5,791,170	(443,983)	(446,534)	(1,828,460)	15,753,517
Comprehensive Income (Loss):
Net income (loss)			(638,183)				(638,183)
Benefit Plans, net of deferred income taxes						(662,170)	(662,170)
Comprehensive income (loss)							(1,300,353)
Amortization of MRP		40,584					40,584
Stock option expense		41,412					41,412
ESOP shares committed to be released		(10,010)		34,875			24,865
Balance at Dec. 31, 2011	$ 27,998	$ 12,725,312	$ 5,152,987	$ (409,108)	$ (446,534)	$ (2,490,630)	$ 14,560,025